Financial Instruments - Schedule of Non-Derivative Financial Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Less than 1 year [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	$ 206,193	$ 210,448
Long-term borrowings (including current portion)	1,747,816	1,972,371
Over 1 year [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	480,984	579,699
Long-term borrowings (including current portion)	$ 4,159,459	$ 4,372,188